Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 51	$ 50	$ 51	$ 49
Provision for credit losses
Originations	2	2	5	5
Maturities	(3)	(3)	(6)	(6)
Changes in risk, parameters and exposures	8	9	14	18
Write-offs	(10)	(7)	(17)	(16)
Recoveries	2	2	4	4
Exchange rate and other	(1)	(1)	(2)	(2)
Balance at end of period	49	52	49	52
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	16	17	17	15
Provision for credit losses
Transfers to Stage 1	6	7	11	15
Transfers to Stage 2	(1)	(1)	(2)	(3)
Originations	2	2	5	5
Maturities	(1)	(1)	(2)	(2)
Changes in risk, parameters and exposures	(7)	(8)	(14)	(15)
Exchange rate and other		(1)
Balance at end of period	15	15	15	15
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	18	15	16	15
Provision for credit losses
Transfers to Stage 1	(6)	(7)	(11)	(15)
Transfers to Stage 2	1	1	2	3
Transfers to Stage 3	(2)	(3)	(5)	(6)
Maturities	(2)	(2)	(4)	(4)
Changes in risk, parameters and exposures	8	12	19	24
Exchange rate and other		1
Balance at end of period	17	17	17	17
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	17	18	18	19
Provision for credit losses
Transfers to Stage 3	2	3	5	6
Changes in risk, parameters and exposures	7	5	9	9
Write-offs	(10)	(7)	(17)	(16)
Recoveries	2	2	4	4
Exchange rate and other	(1)	(1)	(2)	(2)
Balance at end of period	$ 17	$ 20	$ 17	$ 20